Revenue - Revenue allocated to remaining performance obligation (Details) - CNY (¥) ¥ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue
Deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods	¥ 453,555	¥ 420,421
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Minimum
Revenue
Remaining contract period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Maximum
Revenue
Remaining contract period		20 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01 | Minimum
Revenue
Remaining contract period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01 | Maximum
Revenue
Remaining contract period	20 years